SHARE-BASED COMPENSATION - RSUs (Details) - USD ($)		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Options converted to RSUs			14,886,359
Vesting period	1 year
Number of Restricted Stock
Share-based compensation			$ 225,000
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Options converted to RSUs			14,886,359
Number of Restricted Stock
Balance as of the beginning of the period		3,230,948
Granted		1,968,837	2,591,584
converted		(2,162,265)	(1,076,499)
Forfeited		(1,036,986)	(437,135)
Balance as of the end of the period		2,000,534	3,230,948
Share-based compensation		$ 10,821,120	$ 4,042,690
Restricted Stock Units (RSUs) | Management [Member]
SHARE-BASED COMPENSATION
Vesting period		3 years
Number of Restricted Stock
converted		(2,591,584)